Leases - Summary of Future Minimum Payment Operating Leases (Detail) - Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Abstract]
2022	¥ 11,515	$ 1,719
2023	14,035	2,095
2024	2,055	307
2025	0	0
2026 and there after	0	0
Total undiscounted lease payments	27,605	4,121
Less: imputed interest	(778)	(116)
Total lease liabilities	¥ 26,827	$ 4,005